Finance Income and Expenses	6 Months Ended
Jun. 30, 2023
Finance Income and Expenses
Finance Income and Expenses

Note 14 - Finance Income and Expenses

Finance income and expenses for the periods ended June 30, 2023 and 2022 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Finance income
Interest	$10.0	$2.8	$20.5	$3.5
	$10.0	$2.8	$20.5	$3.5
Finance expenses
Standby charges	$0.6	$0.5	$1.2	$1.1
Amortization of debt issue costs	0.1	0.3	0.2	0.6
	$0.7	$0.8	$1.4	$1.7